SHARE CAPITAL - Issued and Outstanding (Details)							1 Months Ended			12 Months Ended
	May 16, 2019 USD ($) $ / shares	Mar. 15, 2019 shares	Mar. 12, 2019 shares	Feb. 28, 2019 shares	Dec. 27, 2017 USD ($)	Nov. 17, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) Options shares	Dec. 31, 2017 USD ($) Options shares
SHARE CAPITAL
Balance										$ (8,332,838)	$ (35,200,448)	$ (15,462,536)
Issued for cash on exercise of options												$ 234,952
Issued for cash on exercise of options (in shares) | Options											49	2,174
Common shares issued from exercise of Warrants										1,437,131	$ 113,985,426	$ 1,127,057
Common Shares issued from exercise of 2017 Notes										13,095,938	18,582,374
Common Shares issued from public offerings (vi)										7,802,417
Common Shares issued from private placement (vii)										1,664,662
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares			49,624
Share-based payments										3,189,808	3,292,877	2,484,543
Balance									$ (35,200,448)	(14,445,765)	(8,332,838)	(35,200,448)
Issue price per unit | $ / shares						$ 1.46
Gross proceeds from issue of units						$ 37,487,497
Proceeds from exercise of warrants										1,200,400	13,816,648	18,750
Derecognition of derivative financial liability									45,132,259
Gross proceeds from issuance of shares										11,483,496
Fair value charge for broker warrants issued										$ 315,611
Basis of exchange of warrants | shares			0.085							0.00085
Underwritten Public Offering
SHARE CAPITAL
Gross proceeds from issuance of shares							$ 5,000,000	$ 5,000,000
Number Of Broker Warrants Issued | shares		72,222		72,222			144,444	144,444
2017 Convertible Notes
SHARE CAPITAL
Derecognition of derivative financial liability										$ 13,095,938	20,555,832
Amount of notes converted to shares										11,197,000	17,640,000
2019 Convertible Notes | Private placement
SHARE CAPITAL
Original issue discount on convertible notes	15.00%
Face value of notes issued	$ 11,500,000
Gross proceeds from issue of convertible notes	9,775,000
Contributed Surplus
SHARE CAPITAL
Balance										26,260,806	23,056,846	22,301,437
Issued for cash on exercise of options											(88,917)	(1,729,134)
Share-based payments										3,189,808	3,292,877	2,484,543
Balance									$ 23,056,846	29,766,225	$ 26,260,806	$ 23,056,846
Fair value charge for broker warrants issued										315,611
Contributed Surplus | Underwritten Public Offering
SHARE CAPITAL
Common Shares issued from public offerings (vi)										$ 315,611
Series A Units
SHARE CAPITAL
Number of units issued | shares						6,609,588
Series B Units
SHARE CAPITAL
Number of units issued | shares						19,066,780					35,128,148
Series B Warrants
SHARE CAPITAL
Proceeds from exercise of warrants											$ 13,799,659
Fair value of related derivative liability											$ 32,988,998
Number of Warrants Exercised | shares										822,192	9,451,780
Derecognition of derivative financial liability										$ 16,931	$ 1,004,195
Series F Warrants
SHARE CAPITAL
Number of Warrants Exercised | shares											22,431,506
Derecognition of derivative financial liability											$ 29,085,125
Series C Warrants
SHARE CAPITAL
Proceeds from exercise of warrants										$ 1,186,027
Number of Warrants Exercised | shares										822,192	9,451,780
Derecognition of derivative financial liability										$ 5,638
Number of broker warrants issued | shares											10,273,972
Number of Warrants Initially Granted | shares											10,273,972
Series D Warrants
SHARE CAPITAL
Number of warrants issued | shares												1,874,989
Proceeds from exercise of warrants											$ 16,988	$ 18,750
Fair value of related derivative liability					$ 4,459,249							$ 1,108,307
Number of Warrants Exercised | shares											1,698,841
Series E Warrants
SHARE CAPITAL
Number Of Warrants Cancelled And Surrendered | shares										22,431,506
Series A Warrants
SHARE CAPITAL
Number of Warrants Exercised | shares										822,192	9,451,780
Number Of Warrants Cancelled And Surrendered | shares										35,950,340
Common shares
SHARE CAPITAL
Balance (in shares) | shares										2,801,720	102,916	78,683
Balance										$ 304,460,533	$ 171,803,816	$ 168,712,673
Issued for cash pursuant to an underwritten public offering and private placement (in shares) | shares												22,102
Issued for cash on exercise of options											88,917	$ 1,964,086
Common shares issued from exercise of Warrants											$ 54,119,300
Common shares issued from exercise of Warrants (in shares) | shares											49	256
Common Shares issued from exercise of 2017 Notes										$ 13,095,938
Common Shares issued from exercise of 2017 Notes (in share) | shares										3,074,136
Common Shares issued from exchange of Series A and Series E Warrants (xi)										$ 234,173
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares										49,624
Balance (in shares) | shares									102,916	8,706,779	2,801,720	102,916
Balance									$ 171,803,816	$ 328,460,681	$ 304,460,533	$ 171,803,816
Common shares | Underwritten Public Offering
SHARE CAPITAL
Share issue costs										(611,972)
Common Shares issued from public offerings (vi)										$ 7,802,417
Common Shares issued from public offerings (vi) (in shares) | shares										2,222,222
Gross proceeds from issuance of shares										$ 10,000,000
Underwriting commission										$ 1,270,000
Number Of Broker Warrants Issued | shares										144,444
Fair value charge for broker warrants issued										$ 315,611
Share issuance costs										611,972
Common shares | Private placement
SHARE CAPITAL
Common Shares issued from private placement (vii)										$ 1,664,662
Common Shares issued from private placement (vii) (in shares) | shares										334,951
Gross proceeds from issuance of shares	$ 1,664,662
Share issue price per share | $ / shares	$ 5.15
Common shares | 2017 Convertible Notes
SHARE CAPITAL
Common shares issued from exercise of Warrants											$ 18,582,374
Common shares issued from exercise of Warrants (in shares) | shares										3,074,136	1,076,583
Common Shares issued from exercise of 2017 Notes (in share) | shares											1,076,583
Common shares | Series B Units
SHARE CAPITAL
Number of Warrants Exercised | shares											1,315,281
Common shares | Series B Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants										$ 16,931
Common shares issued from exercise of Warrants (in shares) | shares										223,304	1,315,281
Common shares | Series F Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants											$ 15,854,206
Common shares issued from exercise of Warrants (in shares) | shares											295,740
Common shares | Series C Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants										$ 1,186,027	$ 1,021,183
Common shares issued from exercise of Warrants (in shares) | shares										822	9,452
Common shares | Series D Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants											$ 42,990,737	$ 1,127,057
Common shares issued from exercise of Warrants (in shares) | shares											1,699	1,875
Number of Warrants Exercised | shares											1,699